Accrued Expenses	6 Months Ended
Jun. 30, 2011
Accrued Expenses [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued Expenses

Accrued expenses are comprised of the following:

	June 30, 2011	December 31, 2010
Payroll and related costs	$43,310	$48,271
Professional and consulting fees	50,387	86,431
Royalties	311,189	266,071
Other	93,113	69,180
Total	$497,999	$469,953